U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and  address of issuer:

      UBS Private Investor Funds, Inc.
      6 St. James Avenue
      Boston, MA  02116

2.    Name of each series or class of funds for which this notice is filed:

      UBS Private Investors Funds, Inc.
           UBS U.S. Equity Fund
           UBS Bond Fund
           UBS International Equity Fund

3.    Investment Company Act File Number:  811-07431

      Securities Act File Number:    33-64401

4.    Last day of fiscal year for which this notice is filed:  December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year: 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0

9.    Number and aggregate sale price of securities sold during the fiscal year:

Series of Registrant                         Number              Sale Price

      UBS Private Investor Funds, Inc.
           UBS U.S. Equity Fund              137,339             $13,752,890
           UBS Bond Fund                     108,567             $10,846,978
           UBS International Equity Fund     304,954             $30,851,057
                                             550,860             $55,450,925

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Series of Registrant                   Number               Sale Price

      UBS Private Investor Funds, Inc.
           UBS U.S. Equity Fund             137,339              $13,752,890
           UBS Bond Fund                    108,567              $10,846,978
           UBS International Equity Fund    304,954              $30,851,057
                                            550,860              $55,450,925



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


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      Series of Registrant                      Number       Sale Price

      UBS Private Investor Funds, Inc.
           UBS U.S. Equity Fund                 1,465          $156,639
           UBS Bond Fund                        1,278          $127,366
           UBS International Equity Fund        2,281          $229,580
                                                5,024          $513,585

12.Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $55,450,925

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $513,585

      (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): $13,545,249

      (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0

      (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): $42,419,261

      (vi) Divisor prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): 3300

      (vii)Fee due [line (i) or line (v) divided by line (vi)]: $12,854.32.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ X ]

Date of mailing or wire transfer of filing fees to the Commissioner's lockbox
depository:     February 28, 1997


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)  /s/ JOHN R. ELDER

                                 Treasurer

      Date February 28, 1997

                                February 28, 1997






UBS Private Investor Funds, Inc.
6 St. James Avenue
Boston, MA  02116

                 Re:      RULE 24F-2 NOTICE



Ladies and Gentlemen:

                  We understand that UBS Private Investor Funds, Inc., a Maryland corporation (the "Fund"), is about to file a Rule 24f-2 Notice with the Securities and Exchange Commission pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration of 137,339 shares of the Fund's UBS U.S. Equity Fund Series Common Stock, par value $.001 per share, 108,567 shares of the Fund's UBS Bond Fund Series Common Stock, par value $.001 per share and 304,954 shares of the Fund's UBS International Equity Fund Series Common Stock, par value $.001 per share (collectively, the "Shares"), sold pursuant to Rule 24f-2 during the Fund's fiscal year ended December 31, 1996.

                  We are familiar with the Fund's Charter and Bylaws. We have examined the Rule 24f-2 Notice and the Prospectus and Statement of Additional Information included in the Fund's Registration Statement on Form N-1A, as amended (the "Prospectus"), and have examined and relied upon such corporate records of the Fund and other documents and certificates as to factual matters as we deem necessary for the purpose of this opinion, including a certificate of the Fund's Treasurer to the effect, among other things, that during the Fund's fiscal year ended December 31, 1996, the outstanding shares of Common Stock of each class did not, at any time, exceed the number of such shares of each such class authorized in the Fund's Charter.

                  We have also examined and relied upon a certificate of the Fund's Treasurer to the effect that the Fund or its authorized agent received the authorized payment for the Shares and that the Shares were issued in accordance with the terms described in the Prospectus. We have also assumed, without independent verification, the genuineness of signatures on, and the authenticity of, all documents furnished to us and the conformity of copies to the originals.

UBS Private Investor Funds, Inc.
February 28,1997
Page 2




                  Based upon the foregoing, we are of the opinion that:


           1. The Fund is a duly organized and validly existing corporation under the laws of the State of Maryland; and

           2. The Shares of the Fund covered by the Rule 24f-2 Notice and registered pursuant thereto, when issued, were validly and legally issued and fully paid and nonassessable under the laws of the State of Maryland.

                  This letter expresses our opinion with respect to the Maryland General Corporation Law governing matters such as the authorization and issuance of stock. It does not extend to the securities or "Blue Sky" laws of Maryland, to federal securities laws or to other laws.

                  We consent to the filing of this opinion as an exhibit to the Fund's Rule 24f-2 Notice for the fiscal year ended December 31, 1996. In giving this consent, we do not hereby admit that we are experts with respect to any part of the Registration Statement within the meaning of the term "expert" as used in the Securities Act of 1933, as amended, or the rules and regulations of the Commission issued thereunder. This opinion may not be relied upon by any other person or for any other purpose without our prior written consent.



                                          Very truly yours,


                                          /s/ VENABLE, BAETJER AND HOWARD, LLP